Other operating expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Expense [Abstract]
Salaries	€ (1,189)	€ (1,205)	€ (1,131)
Post-employment benefit costs	(133)	(127)	(125)
Social security charges	(119)	(118)	(107)
Other personnel costs	(352)	(310)	(294)
Shares	(59)	(58)	(54)
Total	(1,852)	(1,818)	(1,711)
Defined contribution expenses	€ (61)	€ (61)	€ (57)